Item 1. Schedule of Investments:

----------------------------------------------------

Putnam Capital Opportunities Fund
The fund's portfolio
7/31/05 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and Defense (0.2%)

AAR Corp. (NON)	43,624	$783,923
Aviall, Inc. (NON)	12,579	425,799
Engineered Support Systems, Inc.	9,559	353,492
Triumph Group, Inc. (NON) (S)	15,526	626,474

		2,189,688

Airlines (0.8%)

Alaska Air Group, Inc. (NON) (S)	99,632	3,485,127
ExpressJet Holdings, Inc. (NON) (S)	443,085	4,585,930
Pinnacle Airlines Corp. (NON) (S)	30,800	317,548
World Air Holdings, Inc. (NON)	38,443	483,613

		8,872,218

Automotive (2.4%)

BorgWarner, Inc. (S)	187,968	10,934,099
TBC Corp. (NON)	18,661	529,413
Tenneco Automotive, Inc. (NON)	785,152	14,807,967

		26,271,479

Banking (2.9%)

Anchor BanCorp Wisconsin, Inc. (S)	39,888	1,274,023
Center Financial Corp.	10,450	266,998
City Holding Co.	26,003	997,215
Community Bancorp (NON)	1,275	42,088
Corus Bankshares, Inc. (S)	5,964	374,181
Cullen/Frost Bankers, Inc.	1,767	88,527
First Bancorp Puerto Rico	6,347	155,628
First Regional Bancorp (NON) (S)	2,759	224,638
FirstFed Financial Corp. (NON)	275,329	17,202,556
Independent Bank Corp. - Michigan	30,686	947,584
International Bancshares Corp.	9,843	297,554
Lakeland Financial Corp.	2,100	90,195
PFF Bancorp, Inc.	2,631	81,403
Provident Financial Hldgs.	9,098	272,485
R&G Financial Corp. Class B (Puerto Rico) (S)	327,114	5,168,401
Republic Bancorp, Inc. Class A	8,481	184,292
Southwest Bancorp, Inc.	18,096	415,303
TCF Financial Corp.	2,414	66,313
Texas Regional Bancshares, Inc.	3,734	110,750
Westcorp (S)	54,554	3,161,404
Western Alliance Bancorp. (NON)	145	4,481

		31,426,019

Beverage (--%)

Molson Coors Brewing Co. Class B (S)	2,736	171,547

Biotechnology (0.7%)

Albany Molecular Research, Inc. (NON)	85,100	1,320,752
Amylin Pharmaceuticals, Inc. (NON) (S)	3,743	69,844
Arqule, Inc. (NON)	50,005	379,538
Connetics Corp. (NON) (S)	58,994	1,103,778
Diversa Corp. (NON)	80,394	424,480
MGI Pharma, Inc. (NON)	3,747	102,293
Neurochem, Inc. (Canada) (NON) (S)	9,957	110,921
Regeneron Pharmaceuticals, Inc. (NON)	185,800	1,791,112
Savient Pharmaceuticals, Inc. (NON) (S)	275,400	1,239,300
Telik, Inc. (NON) (S)	95,498	1,623,466

		8,165,484

Broadcasting (--%)

Citadel Broadcasting Corp. (NON) (S)	19,296	236,955
Sinclair Broadcast Group, Inc. Class A	21,174	190,566

		427,521

Building Materials (0.2%)

Tyler Technologies, Inc. (NON)	84,600	671,724
Universal Forest Products, Inc. (S)	34,040	1,700,298

		2,372,022

Chemicals (1.4%)

Andersons, Inc. (The)	5,447	226,650
Compass Minerals International, Inc. (S)	14,989	381,470
Georgia Gulf Corp. (S)	477,985	15,166,464

		15,774,584

Coal (--%)

CONSOL Energy, Inc. (S)	3,461	233,133

Commercial and Consumer Services (4.4%)

Administaff, Inc. (S)	516,100	13,212,160
Catalina Marketing Corp. (S)	370,578	8,867,932
CCC Information Services Group (NON)	17,784	439,443
Consolidated Graphics, Inc. (NON) (S)	55,052	2,345,215
HUB Group, Inc. Class A (NON) (S)	44,967	1,393,078
John H. Harland Co.	115,867	4,475,942
NCO Group, Inc. (NON) (S)	22,489	458,326
Sabre Holdings Corp. (S)	719,958	13,823,194
Spherion Corp. (NON) (S)	53,200	420,280
Startek, Inc. (S)	44,100	728,532
TeleTech Holdings, Inc. (NON)	169,470	1,381,181
Unifirst Corp. (S)	14,200	632,042

		48,177,325

Communications Equipment (0.5%)

Inter-Tel, Inc. (S)	168,368	4,192,363
Redback Networks, Inc. (NON) (S)	135,819	1,125,940

		5,318,303

Computers (3.2%)

Brocade Communications Systems, Inc. (NON) (S)	3,257,628	14,594,173
Catapult Communications Corp. (NON) (S)	50,790	827,877
Checkpoint Systems, Inc. (NON) (S)	71,100	1,228,608
Emulex Corp. (NON) (S)	919,283	17,457,184
Logitech International SA ADR (Switzerland) (NON)	8,834	344,173
Magma Design Automation, Inc. (NON)	22,472	215,731
Netgear, Inc. (NON) (S)	9,138	189,248
Perot Systems Corp. Class A (NON)	13,193	185,757

		35,042,751

Conglomerates (0.1%)

Crane Co. (Australia) (S)	17,117	533,195

Construction (--%)

Huttig Building Products, Inc. (NON)	40,938	370,489

Consumer Cyclicals (--%)

Hooker Furniture Corp.	4,500	80,460

Consumer Finance (1.8%)

Accredited Home Lenders Holding Co. (NON) (S)	173,044	8,221,320
Asta Funding, Inc. (S)	25,595	684,666
CompuCredit Corp. (NON) (S)	186,600	7,066,542
Doral Financial Corp. (Puerto Rico) (S)	165,850	2,559,066
First Marblehead Corp. (The) (NON) (S)	1,300	45,175
World Acceptance Corp. (NON) (S)	51,189	1,390,805

		19,967,574

Consumer Goods (1.9%)

Blyth Industries, Inc.	106,332	2,964,536
Darling International, Inc. (NON) (S)	92,049	359,912
Scotts Co. (The) Class A (NON)	4,873	382,043
Yankee Candle Co., Inc. (The)	546,052	16,545,376

		20,251,867

Consumer Services (0.8%)

Alderwoods Group, Inc. (Canada) (NON)	134,367	2,149,872
Geo Group, Inc. (The) (NON)	42,326	1,157,616
Labor Ready, Inc. (NON) (S)	222,484	5,275,096

		8,582,584

Containers (--%)

Ball Corp.	4,046	153,546

Electric Utilities (3.1%)

Alliant Energy Corp.	13,010	378,591
Black Hills Corp. (S)	98,406	3,924,431
CMS Energy Corp. (NON) (S)	1,867,167	29,575,925
Pinnacle West Capital Corp.	1,656	75,845
Puget Energy, Inc. (S)	9,594	224,308
Westar Energy, Inc.	6,810	165,687

		34,344,787

Electrical Equipment (--%)

Woodward Governor Co. (S)	4,745	425,674

Electronics (2.7%)

Agilysys, Inc. (S)	30,976	599,076
ATI Technologies, Inc. (Canada) (NON)	22,688	285,642
FEI Co. (NON) (S)	12,871	292,043
IXYS Corp. (NON)	106,573	1,247,970
Methode Electronics, Inc. Class A (S)	84,789	1,071,733
Omnivision Technologies, Inc. (NON) (S)	132,661	1,874,500
PerkinElmer, Inc.	9,840	206,443
QLogic Corp. (NON) (S)	8,027	249,238
Stoneridge, Inc. (NON) (S)	51,403	514,544
Storage Technology Corp. (NON)	541,360	19,884,153
TriQuint Semiconductor, Inc. (NON)	522,200	1,963,472
TTM Technologies, Inc. (NON)	161,254	1,143,291

		29,332,105

Energy (0.3%)

Atwood Oceanics, Inc. (NON) (S)	12,993	885,733
Parker Drilling Co. (NON)	374,345	2,770,153

		3,655,886

Engineering & Construction (1.5%)

Eagle Materials, Inc. (S)	132,991	13,658,176
EMCOR Group, Inc. (NON)	6,962	358,543
Granite Construction, Inc.	6,263	214,320
Noble International, Ltd. (S)	27,463	734,361
Perini Corp. (NON)	67,134	1,182,230

		16,147,630

Financial (1.9%)

Asset Acceptance Capital Corp. (NON) (S)	36,962	1,010,541
CNA Surety Corp. (NON)	14,200	205,900
New Century Financial Corp. (R) (S)	89,600	4,693,248
PMI Group, Inc. (The)	1,637	67,035
Radian Group, Inc. (S)	251,044	12,948,850
Student Loan Corp. (S)	297	64,375
WFS Financial, Inc. (NON)	22,631	1,357,634

		20,347,583

Forest Products and Packaging (1.8%)

Albany International Corp.	257,493	9,022,555
CSS Industries, Inc.	16,918	638,485
Graphic Packaging Corp. (NON)	59,551	229,271
Grief, Inc. Class A (S)	54,732	3,448,116
Louisiana-Pacific Corp.	226,052	6,062,715

		19,401,142

Gaming & Lottery (--%)

Dover Downs Gaming & Entertainment, Inc.	22,200	309,024

Health Care Services (4.3%)

American Dental Partners, Inc. (NON)	10,532	290,262
Cerner Corp. (NON) (S)	210,992	15,913,017
Genesis HealthCare Corp. (NON) (S)	117,427	5,280,692
Lincare Holdings, Inc. (NON)	4,540	183,144
Manor Care, Inc.	603,692	22,916,148
OCA, Inc. (NON) (S)	22,700	37,682
Odyssey Healthcare, Inc. (NON) (S)	63,998	940,131
Steris Corp. (S)	14,625	397,361
United Surgical Partners International, Inc. (NON)	5,092	183,363

		46,141,800

Household Furniture and Appliances (0.1%)

Select Comfort Corp. (NON) (S)	25,732	548,349

Insurance (7.2%)

Affirmative Insurance Holdings, Inc.	25,390	433,153
American Equity Investment Life Holding Co. (S)	282,661	3,160,150
American Financial Group, Inc.	2,751	93,094
American Physicians Capital, Inc. (NON)	13,900	553,915
AmerUs Group Co. (S)	442,027	22,799,753
Bristol West Holdings, Inc. (S)	27,538	504,496
Commerce Group, Inc.	71,275	4,443,996
Delphi Financial Group Class A	65,500	3,177,405
Direct General Corp.	37,522	699,410
FPIC Insurance Group, Inc. (NON)	6,003	200,080
HCC Insurance Holdings, Inc. (S)	556,746	15,432,999
Infinity Property & Casualty Corp. (S)	53,038	1,879,667
Mercury General Corp.	897	51,766
Midland Co. (The)	15,843	598,707
National Interstate Corp. (NON)	13,743	273,073
Ohio Casualty Corp. (S)	3,277	83,727
Presidential Life Corp.	4,400	81,026
Safety Insurance Group, Inc. (S)	7,097	256,840
Selective Insurance Group (S)	3,186	158,631
Stancorp Financial Group	45,067	3,891,085
State Auto Financial Corp.	5,145	161,810
Stewart Information Services (S)	2,361	111,109
Triad Guaranty, Inc. (NON) (S)	17,854	856,813
United Fire & Casualty Co.	33,700	1,509,086
W.R. Berkley Corp.	361,750	13,540,303
Zenith National Insurance Corp.	42,032	2,927,108

		77,879,202

Investment Banking/Brokerage (2.2%)

Affiliated Managers Group (NON) (S)	268,394	19,136,492
Calamos Asset Management, Inc. Class A (S)	36,327	1,047,671
IndyMac Bancorp, Inc. (S)	88,800	3,872,568
Nuveen Investments, Inc. Class A	4,833	183,654

		24,240,385

Leisure (1.8%)

Artic Cat, Inc.	69,104	1,507,849
Marine Products Corp.	19,719	278,038
Polaris Industries, Inc.	6,433	355,745
Winnebago Industries, Inc. (S)	442,398	17,072,139

		19,213,771

Lodging/Tourism (0.1%)

MTR Gaming Group, Inc. (NON)	76,906	812,896

Machinery (3.4%)

Applied Industrial Technologies, Inc. (S)	51,362	1,835,164
Cascade Corp.	43,962	1,941,362
Terex Corp. (NON)	675,998	32,731,823

		36,508,349

Manufacturing (0.2%)

Blount International, Inc. (NON) (S)	41,308	726,195
Griffon Corp. (NON)	15,919	411,506
Hillenbrand Industries, Inc. (S)	5,456	280,493
Nordson Corp. (S)	11,039	368,371
Titan International, Inc. (S)	53,423	699,841

		2,486,406

Media (0.1%)

MasTec, Inc. (NON) (S)	52,794	517,381

Medical Technology (2.3%)

Alliance Imaging, Inc. (NON)	48,983	502,566
American Medical Systems Holdings, Inc. (NON)	348,791	8,109,391
Analogic Corp. (S)	46,601	2,393,893
Bausch & Lomb, Inc. (S)	4,840	409,706
Candela Corp. (NON)	21,830	240,348
Cantel Medical Corp. (NON)	16,514	289,160
DJ Orthopedics, Inc. (NON) (S)	8,271	202,888
Epix Pharmaceuticals, Inc. (NON) (S)	115,051	1,015,900
Haemonetics Corp. (NON)	3,820	161,319
Medical Action Industries, Inc. (NON)	12,595	238,171
Mentor Corp.	2,810	139,798
Respironics, Inc. (NON)	303,497	11,502,536

		25,205,676

Metal Fabricators (0.2%)

Brush Engineered Materials, Inc. (NON)	96,593	1,635,319
Mueller Industries, Inc.	26,669	780,868

		2,416,187

Metals (5.2%)

A.M. Castle & Co. (NON)	62,787	954,990
AK Steel Holding Corp. (NON) (S)	1,585,276	14,616,245
Encore Wire Corp. (NON) (S)	90,681	1,342,986
Metal Management, Inc. (S)	10,735	253,239
NS Group, Inc. (NON)	6,650	282,293
Reliance Steel & Aluminum Co. (S)	331,176	15,472,543
Schnitzer Steel Industries, Inc. (S)	4,900	140,140
Shiloh Industries, Inc. (NON)	6,400	78,016
Steel Dynamics, Inc. (S)	732,793	23,566,623

		56,707,075

Natural Gas Utilities (0.7%)

Atmos Energy Corp.	4,030	117,515
Energen Corp.	4,476	157,108
MDU Resources Group, Inc.	3,845	118,042
National Fuel Gas Co. (S)	6,254	190,122
Transmontaigne, Inc. (NON)	151,036	1,859,253
UGI Corp.	8,095	237,507
WGL Holdings, Inc. (S)	155,045	5,341,300

		8,020,847

Office Equipment & Supplies (0.3%)

Kimball International, Inc. Class B	36,312	489,486
Steelcase, Inc.	156,957	2,297,850
Systemax, Inc. (NON)	56,092	390,400

		3,177,736

Oil & Gas (2.9%)

Cabot Oil & Gas Corp. Class A	11,842	479,838
Callon Petroleum Co. (NON) (S)	66,285	1,207,050
Denbury Resources, Inc. (NON) (S)	7,802	365,134
Giant Industries, Inc. (NON) (S)	272,900	10,703,138
Harvest Natural Resources, Inc. (NON) (S)	39,829	363,639
Petroleum Development Corp. (NON) (S)	52,418	1,962,530
Plains Exploration & Production Co. (NON)	4,643	178,988
Remington Oil & Gas Corp. (NON) (S)	8,990	354,296
Universal Compression Holdings, Inc. (NON)	4,285	173,757
Vintage Petroleum, Inc. (S)	431,182	15,147,424

		30,935,794

Pharmaceuticals (0.2%)

Endo Pharmaceuticals Holdings, Inc. (NON) (S)	3,606	102,627
Enzon, Inc. (NON) (S)	88,297	695,780
King Pharmaceuticals, Inc. (NON)	26,500	295,475
Kos Pharmaceuticals, Inc. (NON)	3,300	235,950
Salix Pharmaceuticals, Ltd. (NON)	5,356	103,371
Watson Pharmaceuticals, Inc. (NON) (S)	13,870	463,258

		1,896,461

Publishing (0.2%)

Hollinger International, Inc.	177,045	1,761,598
Lee Enterprises, Inc. (S)	8,316	356,008

		2,117,606

Railroads (0.1%)

GATX Corp.	1,822	68,872
Rail America, Inc. (NON)	43,375	510,524

		579,396

Real Estate (7.0%)

Apartment Investment & Management Co. Class A (R)	1,679	73,876
Boykin Lodging Co. (NON)(R)	68,352	1,024,596
Camden Property Trust (R)	2,527	139,693
Capital Automotive (R) (S)	335,814	13,187,416
CB Richard Ellis Group, Inc. Class A (NON)	8,421	387,703
CBL & Associates Properties (R) (S)	163,920	7,520,650
Cedar Shopping Centers, Inc. (R)	24,000	370,080
Equity Inns, Inc. (R)	162,858	2,187,183
Innkeepers USA Trust (R) (S)	67,306	1,034,493
LaSalle Hotel Properties (R)	2,448	85,239
Lexington Corporate Properties Trust (R) (S)	18,047	432,767
LTC Properties, Inc. (R)	88,636	2,074,082
Macerich Co. (The) (R) (S)	2,090	146,760
Mills Corp. (R) (S)	134,600	8,757,076
National Health Investors, Inc. (R)	306,811	9,440,574
Newcastle Investment Corp. (R) (S)	87,274	2,696,767
Novastar Financial, Inc. (R) (S)	42,903	1,738,859
Omega Healthcare Investors, Inc. (R)	183,300	2,557,035
RAIT Investment Trust (R) (S)	231,759	7,344,443
Redwood Trust, Inc. (R) (S)	253,102	13,743,439
Saul Centers, Inc. (R)	948	35,834
SL Green Realty Corp. (R) (S)	2,482	172,995
Tanger Factory Outlet Centers (R)	4,156	119,693
Taubman Centers, Inc. (R)	1,225	43,537
Ventas, Inc. (R) (S)	5,879	189,833
Weingarten Realty Investors (R) (S)	1,745	68,544

		75,573,167

Restaurants (0.3%)

CEC Entertainment, Inc. (NON)	7,652	293,148
Denny's Corp. (NON) (S)	236,256	1,327,759
Domino's Pizza, Inc. (S)	12,700	317,754
Luby's, Inc. (NON)	68,704	968,726
Sonic Corp. (NON) (S)	4,100	124,271

		3,031,658

Retail (9.9%)

Aeropostale, Inc. (NON)	8,887	265,277
BJ's Wholesale Club, Inc. (NON)	4,670	148,926
Blair Corp.	16,394	655,760
Borders Group, Inc.	222,422	5,518,290
Cato Corp. (The) Class A (S)	145,890	3,087,032
Claire's Stores, Inc.	8,737	222,007
CSK Auto Corp. (NON)	63,315	1,184,624
Ingles Markets, Inc. Class A	20,023	316,363
Nash Finch Co. (S)	201,802	8,320,296
Nu Skin Enterprises, Inc. Class A (S)	251,211	5,933,604
Payless ShoeSource, Inc. (NON) (S)	313,105	6,080,499
Rent-A-Center, Inc. (NON) (S)	622,995	13,138,965
ShopKo Stores, Inc. (NON)	100,369	2,554,391
Supervalu, Inc.	729,224	25,814,530
Timberland Co. (The) Class A (NON)	606,453	20,243,401
Too, Inc. (NON) (S)	510,253	13,159,425
Trans World Entertainment Corp. (NON)	82,456	865,788

		107,509,178

Schools (0.4%)

Career Education Corp. (NON) (S)	9,020	349,886
Education Management Corp. (NON) (S)	116,300	4,041,425

		4,391,311

Semiconductor (0.3%)

ADE Corp. (NON)	43,764	1,076,594
Advanced Energy Industries, Inc. (NON)	40,575	389,520
Lam Research Corp. (NON)	7,089	201,682
Sigmatel, Inc. (NON) (S)	74,437	1,490,973

		3,158,769

Shipping (0.5%)

ABX Air, Inc. (NON)	100,968	908,712
Arkansas Best Corp. (S)	73,811	2,531,717
Maritrans, Inc. (S)	36,768	973,249
Ryder System, Inc. (S)	9,694	377,969
Wabash National Corp. (S)	13,223	284,427

		5,076,074

Software (6.5%)

Ansoft Corp. (NON)	22,699	577,917
ANSYS, Inc. (NON) (S)	10,020	364,327
Atari, Inc. (NON)	207,200	553,224
BEA Systems, Inc. (NON)	19,951	180,756
Blackboard, Inc. (NON) (S)	52,874	1,302,551
BMC Software, Inc. (NON) (SEG) (S)	1,591,531	30,382,318
Citrix Systems, Inc. (NON) (S)	913,313	21,764,249
EPIQ Systems, Inc. (NON) (S)	65,561	1,154,529
Hyperion Solutions Corp. (NON) (S)	216,481	10,187,596
Mantech International Corp. Class A (NON) (S)	24,355	767,426
MicroStrategy, Inc. (NON) (S)	3,547	273,651
Progress Software Corp. (NON) (S)	6,151	191,235
Quest Software, Inc. (NON) (S)	16,537	235,652
SonicWall, Inc. (NON)	161,406	861,908
SPSS, Inc. (NON)	46,844	920,016
Websense, Inc. (NON)	5,109	254,633

		69,971,988

Staffing (0.2%)

AMN Healthcare Services, Inc. (NON)	131,118	2,217,205

Technology Services (1.6%)

Acxiom Corp.	433,770	8,744,803
MTS Systems Corp. (S)	15,512	615,051
Transaction Systems Architects, Inc. (NON)	118,100	3,159,175
United Online, Inc. (S)	424,597	4,887,111

		17,406,140

Telecommunications (3.5%)

Commonwealth Telephone Enterprises, Inc. (S)	45,946	1,966,489
Earthlink, Inc. (NON) (S)	2,333,759	22,240,723
Intrado, Inc. (NON) (S)	65,390	1,066,511
Premiere Global Services, Inc. (NON) (S)	1,050,575	10,736,877
Talk America Holdings, Inc. (NON)	125,601	1,097,753
Ubiquitel, Inc. (NON)	22,615	206,701
US UnWired, Inc. (NON)	102,979	640,529

		37,955,583

Textiles (1.7%)

Columbia Sportswear Co. (NON) (S)	5,838	296,804
Liz Claiborne, Inc.	2,229	92,749
Stride Rite Corp.	47,581	666,134
Tommy Hilfiger Corp. (Hong Kong) (NON)	330,125	4,397,265
Wolverine World Wide, Inc.	583,317	12,832,974

		18,285,926

Tire & Rubber (--%)

Goodyear Tire & Rubber Co. (The) (NON) (S)	13,900	241,999

Toys (0.9%)

Hasbro, Inc. (S)	411,490	9,028,091
Jakks Pacific, Inc. (NON) (S)	49,796	853,503

		9,881,594

Trucks & Parts (2.0%)

Autoliv, Inc. (Sweden)	475,642	21,189,851

Total common stocks (cost $918,942,588)		$1,073,641,380

SHORT-TERM INVESTMENTS (18.2%)(a)
	Principal amount/Shares	Value

Short-term investments held as collateral for loaned securities with yields ranging from 2.30% to 3.46% and due dates ranging from August 1, 2005 to August 17, 2005 (d)	$181,171,669	$181,115,668
Putnam Prime Money Market Fund (e)	16,967,816	16,967,816

Total short-term investments (cost $198,083,484)		$198,083,484

TOTAL INVESTMENTS
Total investments (cost $1,117,026,072) (b)		$1,271,724,864

Putnam Capital Opportunities Fund
FUTURES CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Russell 2000 Index Mini (Long)	138	$7,504,200	Sep-05	$259,889
S&P 500 Index (Long)	7	2,164,400	Sep-05	42,549

Total				$302,438

NOTES
(a)	Percentages indicated are based on net assets of $1,085,603,526.

(b)

The aggregate identified cost on a tax basis is $1,117,154,218, resulting in gross unrealized appreciation and depreciation of $191,253,004 and $36,682,358, respectively, or net unrealized appreciation of $154,570,646.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at July 31, 2005.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2005.

(R)	Real Estate Investment Trust.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At July 31, 2005, the value of securities loaned amounted to $174,695,265.  The fund received cash collateral of $181,115,668 which is pooled with collateral of other Putnam funds into 26 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $157,616 for the period ended July 31, 2005.  During the period ended July 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $75,293,452 and $61,525,441, respectively.

At July 31, 2005, liquid assets totaling $9,672,701 have been designated as collateral for open futures contracts.

ADR the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005

Item 1. Schedule of Investments:

----------------------------------------------------

Putnam Mid Cap Value Fund
The fund's portfolio
7/31/05 (Unaudited)
	-
COMMON STOCKS (99.3%)(a)
		Shares	Value

Advertising and Marketing Services (0.9%)

Interpublic Group of Cos., Inc. (The) (NON)(S)		665,900	$8,323,750

Aerospace and Defense (1.0%)

L-3 Communications Holdings, Inc.		112,000	8,761,760

Banking (9.8%)

City National Corp.		176,700	12,911,469
Comerica, Inc. (S)		165,900	10,136,490
Compass Bancshares, Inc. (S)		242,200	11,676,462
Cullen/Frost Bankers, Inc.		234,100	11,728,410
Marshall & Ilsley Corp.		180,670	8,296,366
Synovus Financial Corp. (S)		285,420	8,439,869
Webster Financial Corp.		184,000	8,868,800
Westcorp		80,800	4,682,360
Zions Bancorp.		144,170	10,305,272

			87,045,498

Beverage (1.4%)

Molson Coors Brewing Co. Class B		195,600	12,264,120

Building Materials (2.7%)

Sherwin Williams Co.		279,100	13,287,951
Vulcan Materials Co.		154,170	10,828,901

			24,116,852

Cable Television (0.5%)

Liberty Global, Inc. Class A (NON)		95,746	4,542,190

Chemicals (3.0%)

Chemtura Corp.		1,200,083	18,889,306
Rohm & Haas Co. (S)		166,400	7,664,384

			26,553,690

Coal (1.0%)

CONSOL Energy, Inc.		126,800	8,541,248

Computers (1.3%)

Logitech International SA ADR (Switzerland) (NON)(S)		293,800	11,446,448

Consumer (1.9%)

Eastman Kodak Co. (S)		633,700	16,945,138

Consumer Finance (4.1%)

AmeriCredit Corp. (NON)		998,500	26,679,920
Providian Financial Corp. (NON)		529,300	10,003,770

			36,683,690

Consumer Goods (1.5%)

Alberto-Culver Co.		307,500	13,874,400

Containers (1.6%)

Ball Corp.		180,400	6,846,180
Owens-Illinois, Inc. (NON)		283,300	7,266,645

			14,112,825

Distributors (1.7%)

Hughes Supply, Inc.		535,400	15,216,068

Electric Utilities (6.2%)

Ameren Corp.		115,600	6,429,672
Edison International		191,100	7,812,168
Energy East Corp. (S)		236,900	6,602,403
FPL Group, Inc.		278,200	11,995,984
PPL Corp.		145,400	8,953,732
Progress Energy, Inc.		78,380	3,496,532
Wisconsin Energy Corp.		243,000	9,756,450

			55,046,941

Electronics (6.4%)

American Power Conversion Corp.		356,500	10,021,215
Amphenol Corp. Class A		259,300	11,549,222
Avnet, Inc. (NON)		286,700	7,505,806
Jabil Circuit, Inc. (NON)		367,500	11,462,325
MEMC Electronic Materials, Inc. (NON)		646,550	10,984,885
W.W. Grainger, Inc.		91,000	5,671,120

			57,194,573

Energy (1.7%)

National-Oilwell, Inc. (NON)		289,600	15,160,560

Financial (2.5%)

CIT Group, Inc.		309,300	13,652,502
MGIC Investment Corp.		64,200	4,402,836
Radian Group, Inc.		88,600	4,569,988

			22,625,326

Forest Products and Packaging (1.0%)

Louisiana-Pacific Corp.		343,400	9,209,988

Health Care Services (6.5%)

AmerisourceBergen Corp.		338,300	24,286,557
Lincare Holdings, Inc. (NON)(S)		263,100	10,613,454
Omnicare, Inc.		374,000	17,241,400
Triad Hospitals, Inc. (NON)		121,900	6,054,773

			58,196,184

Homebuilding (1.5%)

Lennar Corp.		129,900	8,738,373
Toll Brothers, Inc. (NON)		83,800	4,644,196

			13,382,569

Household Furniture and Appliances (1.9%)

Whirlpool Corp. (S)		211,500	16,915,770

Insurance (3.3%)

Everest Re Group, Ltd. (Barbados)		91,800	8,941,320
Loews Corp.		112,400	9,400,012
Mercury General Corp.		113,610	6,556,433
Stancorp Financial Group		48,100	4,152,954

			29,050,719

Investment Banking/Brokerage (4.4%)

Bear Stearns Cos., Inc. (The)		97,200	9,925,092
Federated Investors, Inc.(S)		331,500	10,588,110
IndyMac Bancorp, Inc.(S)		205,800	8,974,938
Nuveen Investments, Inc. Class A		243,800	9,264,400

			38,752,540

Leisure (1.3%)

Brunswick Corp.		254,300	11,840,208

Machinery (0.7%)

Terex Corp. (NON)		119,300	5,776,506

Manufacturing (0.8%)

Hillenbrand Industries, Inc.		147,200	7,567,552

Medical Technology (1.1%)

Cytyc Corp. (NON)		397,600	9,924,096

Metals (2.3%)

Phelps Dodge Corp.		120,000	12,774,000
United States Steel Corp. (S)		179,200	7,642,880

			20,416,880

Natural Gas Utilities (0.5%)

National Fuel Gas Co.		131,800	4,006,720

Oil & Gas (6.0%)

Amerada Hess Corp.		59,800	7,048,028
EOG Resources, Inc.		207,500	12,678,250
Marathon Oil Corp.		84,500	4,931,420
Newfield Exploration Co. (NON)		301,200	12,797,988
Questar Corp.		125,600	8,814,608
Western Gas Resources, Inc.		190,100	7,611,604

			53,881,898

Pharmaceuticals (1.4%)

Andrx Group (NON)		331,800	6,154,890
Par Pharmaceutical Cos., Inc. (NON) (S)		267,894	6,274,077

			12,428,967

Power Producers (0.5%)

AES Corp. (The) (NON)		275,200	4,416,960

Real Estate (4.5%)

Archstone-Smith Operating Trust (R)		189,400	8,049,500
Capital Automotive (R)		291,560	11,449,561
CBL & Associates Properties (R)		174,600	8,010,648
General Growth Properties, Inc. (R)		281,000	12,920,380

			40,430,089

Restaurants (0.3%)

Darden Restaurants, Inc.		84,600	2,935,620

Retail (5.4%)

Claire's Stores, Inc.		275,700	7,005,537
Foot Locker, Inc.		355,500	8,887,500
Office Depot, Inc. (NON)		501,500	14,232,570
Rite Aid Corp. (NON)		2,375,700	10,666,893
Ross Stores, Inc.(S)		281,300	7,454,450

			48,246,950

Shipping (1.1%)

CNF Transportation, Inc.		186,580	9,625,662

Technology Services (1.1%)

Ingram Micro, Inc. Class A (NON)		543,400	10,128,976

Telecommunications (0.7%)

Earthlink, Inc. (NON)		702,800	6,697,684

Toys (0.9%)

Mattel, Inc.		423,500	7,898,275

Trucks & Parts (0.9%)

Autoliv, Inc. (Sweden)		169,800	7,564,590

Waste Management (2.0%)

Allied Waste Industries, Inc. (NON)		814,300	6,986,694
Republic Services, Inc.		290,500	10,530,626

			17,517,320

Total common stocks (cost $737,460,255)			$885,267,800

SHORT-TERM INVESTMENTS (9.2%)(a)
		Principal amount/Shares	Value

Putnam Prime Money Market Fund (e)		13,722,295	$13,722,295
Short-term investments held as collateral for loaned securities with yields ranging from 2.30% to 3.46% and due dates ranging from August 1, 2005 to August 17, 2005 (d)		$68,712,019	68,690,780

Total short-term investments (cost $82,413,075)			$82,413,075

TOTAL INVESTMENTS
Total investments (cost $819,873,330) (b)			$967,680,875

Putnam Mid Cap Value Fund
FUTURES CONTRACTS OUTSTANDING at 7/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation
	contracts	Value	date

S&P Mid 400 Index Mini (Long)	73	$5,275,710	Sep-05	$35,004
S&P 500 Index (Long)	11	3,401,200	Sep-05	9,243

Total				$44,247

NOTES
(a)	Percentages indicated are based on net assets of $891,545,461.

(b)

The aggregate identified cost on a tax basis is $820,739,902, resulting in gross unrealized appreciation and depreciation of $163,299,261 and $16,358,288, respectively, or net unrealized appreciation of $146,940,973.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at July 31, 2005.

(R)	Real Estate Investment Trust.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At July 31, 2005, the value of securities loaned amounted to $66,432,350.  The fund received cash collateral of $68,690,780 which is pooled with collateral of other Putnam funds into 26 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $114,134 for the period ended July 31, 2005.  During the period ended July 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $89,998,058 and $90,015,139, respectively.

ADR, after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005